UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Trend Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A	4.9	5.1
Amazon.com, Inc.	4.0	4.0
Facebook, Inc. Class A	3.5	2.9
Visa, Inc. Class A	3.3	3.5
Apple, Inc.	3.2	3.9
Salesforce.com, Inc.	2.6	2.1
The Coca-Cola Co.	2.3	3.1
Bristol-Myers Squibb Co.	2.0	1.6
Home Depot, Inc.	1.9	2.6
Charter Communications, Inc. Class A	1.8	0.5
	29.5

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.1	30.1
Consumer Discretionary	20.8	21.8
Health Care	16.4	19.7
Consumer Staples	9.8	9.1
Industrials	9.0	8.5

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	97.6%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 11.9%

As of December 31, 2015 *
Stocks	98.7%
Convertible Securities	1.3%

 * Foreign investments - 11.7%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.6%
Automobiles - 1.3%
Tesla Motors, Inc. (a)	90,000	$19,105
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	37,500	1,571
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	10,650	4,289
Domino's Pizza, Inc.	83,000	10,905
Las Vegas Sands Corp.	231,400	10,064
McDonald's Corp.	92,300	11,107
Starbucks Corp.	205,170	11,719
Whitbread PLC	76,213	3,566
		51,650
Household Durables - 1.0%
Newell Brands, Inc.	285,000	13,842
Internet & Catalog Retail - 5.4%
Amazon.com, Inc. (a)	79,183	56,665
Ctrip.com International Ltd. ADR (a)	46,600	1,920
Netflix, Inc. (a)	61,200	5,599
Priceline Group, Inc. (a)	7,490	9,351
TripAdvisor, Inc. (a)	52,300	3,363
Wayfair LLC Class A (a)(b)	14,200	554
		77,452
Media - 2.6%
Charter Communications, Inc. Class A	110,424	25,247
Comcast Corp. Class A	14,201	926
DISH Network Corp. Class A (a)	65,700	3,443
Naspers Ltd. Class N	16,300	2,489
Starz Series A (a)	56,100	1,679
Viacom, Inc. Class B (non-vtg.)	66,900	2,774
		36,558
Multiline Retail - 0.7%
Dollar General Corp.	82,400	7,746
Dollar Tree, Inc. (a)	31,400	2,959
		10,705
Specialty Retail - 3.5%
AutoZone, Inc. (a)	5,950	4,723
Home Depot, Inc.	210,419	26,868
L Brands, Inc.	51,400	3,450
Restoration Hardware Holdings, Inc. (a)	51,100	1,466
Tiffany & Co., Inc.	12,000	728
TJX Companies, Inc.	151,800	11,724
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,500	1,584
		50,543
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	51,800	7,436
Coach, Inc.	307,800	12,540
Michael Kors Holdings Ltd. (a)	39,400	1,950
NIKE, Inc. Class B	161,372	8,908
PVH Corp.	25,500	2,403
VF Corp.	12,432	764
		34,001

TOTAL CONSUMER DISCRETIONARY		295,427

CONSUMER STAPLES - 9.8%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	25,300	3,346
Molson Coors Brewing Co. Class B	142,800	14,441
Monster Beverage Corp.	43,602	7,007
The Coca-Cola Co.	708,248	32,105
		56,899
Food & Staples Retailing - 1.2%
CVS Health Corp.	84,700	8,109
Walgreens Boots Alliance, Inc.	54,000	4,497
Whole Foods Market, Inc.	129,700	4,153
		16,759
Food Products - 2.1%
Blue Buffalo Pet Products, Inc. (a)	30,000	700
Mead Johnson Nutrition Co. Class A	195,400	17,733
The Hain Celestial Group, Inc. (a)	91,900	4,572
The Kraft Heinz Co.	82,500	7,300
		30,305
Household Products - 0.5%
Procter & Gamble Co.	26,600	2,252
Spectrum Brands Holdings, Inc.	41,995	5,010
		7,262
Personal Products - 0.8%
Coty, Inc. Class A (b)	172,700	4,488
Estee Lauder Companies, Inc. Class A	73,200	6,663
		11,151
Tobacco - 1.2%
Reynolds American, Inc.	324,900	17,522

TOTAL CONSUMER STAPLES		139,898

ENERGY - 3.5%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	79,400	3,583
Dril-Quip, Inc. (a)	38,798	2,267
National Oilwell Varco, Inc.	302,700	10,186
Oceaneering International, Inc.	39,600	1,182
		17,218
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	116,500	6,204
Apache Corp.	81,600	4,543
Cabot Oil & Gas Corp.	145,400	3,743
ConocoPhillips Co.	84,500	3,684
Continental Resources, Inc. (a)	42,500	1,924
Pioneer Natural Resources Co.	5,000	756
Targa Resources Corp.	91,300	3,847
The Williams Companies, Inc.	165,000	3,569
Whiting Petroleum Corp. (a)	78,700	729
Williams Partners LP	128,600	4,455
		33,454

TOTAL ENERGY		50,672

FINANCIALS - 5.7%
Banks - 0.2%
Regions Financial Corp.	367,284	3,126
Capital Markets - 2.0%
Charles Schwab Corp.	331,400	8,388
Northern Trust Corp.	307,100	20,348
		28,736
Diversified Financial Services - 1.6%
Broadcom Ltd.	115,700	17,980
MSCI, Inc. Class A	46,500	3,586
S&P Global, Inc.	15,900	1,705
		23,271
Insurance - 0.9%
Chubb Ltd.	91,600	11,973
Real Estate Investment Trusts - 1.0%
American Tower Corp.	124,600	14,156

TOTAL FINANCIALS		81,262

HEALTH CARE - 16.4%
Biotechnology - 7.4%
Alexion Pharmaceuticals, Inc. (a)	80,000	9,341
Amgen, Inc.	134,556	20,473
Biogen, Inc. (a)	62,745	15,173
BioMarin Pharmaceutical, Inc. (a)	54,600	4,248
Celgene Corp. (a)	9,200	907
Gilead Sciences, Inc.	216,190	18,035
Intercept Pharmaceuticals, Inc. (a)	22,200	3,167
Regeneron Pharmaceuticals, Inc. (a)	34,300	11,979
TESARO, Inc. (a)	30,500	2,564
Vertex Pharmaceuticals, Inc. (a)	227,600	19,578
		105,465
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	56,810	1,328
Intuitive Surgical, Inc. (a)	14,350	9,491
Medtronic PLC	163,301	14,170
ResMed, Inc.	48,700	3,079
		28,068
Health Care Providers & Services - 1.4%
Adeptus Health, Inc. Class A (a)	3,800	196
Cigna Corp.	90,800	11,621
McKesson Corp.	41,400	7,727
		19,544
Health Care Technology - 0.0%
athenahealth, Inc. (a)	5,900	814
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	201,000	8,916
Pharmaceuticals - 5.1%
Allergan PLC (a)	80,325	18,562
Alliance Pharma PLC	1,515,375	913
Bristol-Myers Squibb Co.	395,159	29,064
Jazz Pharmaceuticals PLC (a)	60,600	8,563
Sinclair Pharma PLC (a)(b)	2,727,126	1,113
Teva Pharmaceutical Industries Ltd. sponsored ADR	229,200	11,513
The Medicines Company (a)	26,252	883
Valeant Pharmaceuticals International, Inc. (Canada) (a)	92,000	1,853
		72,464

TOTAL HEALTH CARE		235,271

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.9%
Raytheon Co.	135,200	18,380
United Technologies Corp.	82,800	8,491
		26,871
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	114,099	12,291
Building Products - 1.0%
A.O. Smith Corp.	165,904	14,618
Electrical Equipment - 0.2%
Acuity Brands, Inc.	9,600	2,380
Industrial Conglomerates - 1.1%
Danaher Corp.	39,500	3,990
General Electric Co.	367,000	11,553
		15,543
Machinery - 1.9%
Caterpillar, Inc.	27,700	2,100
Deere & Co.	43,400	3,517
Flowserve Corp.	68,000	3,072
Rational AG	1,855	858
Xylem, Inc.	407,500	18,195
		27,742
Professional Services - 0.1%
TransUnion Holding Co., Inc.	65,000	2,174
Road & Rail - 1.6%
Genesee & Wyoming, Inc. Class A (a)	22,200	1,309
J.B. Hunt Transport Services, Inc.	123,574	10,001
Norfolk Southern Corp.	93,800	7,985
Union Pacific Corp.	38,400	3,350
		22,645
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	135,600	4,722

TOTAL INDUSTRIALS		128,986

INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.1%
Palo Alto Networks, Inc. (a)	8,500	1,042
Internet Software & Services - 11.0%
2U, Inc. (a)(b)	322,944	9,498
Akamai Technologies, Inc. (a)	22,700	1,270
Alibaba Group Holding Ltd. sponsored ADR (a)	147,400	11,723
Alphabet, Inc. Class A	100,385	70,619
eBay, Inc. (a)	165,600	3,877
Facebook, Inc. Class A (a)	444,165	50,759
GoDaddy, Inc. (a)(b)	159,800	4,984
LinkedIn Corp. Class A (a)	19,000	3,596
Twitter, Inc. (a)	97,300	1,645
		157,971
IT Services - 5.2%
Accenture PLC Class A	81,800	9,267
Cognizant Technology Solutions Corp. Class A (a)	142,800	8,174
Global Payments, Inc.	76,200	5,439
PayPal Holdings, Inc. (a)	53,100	1,939
Paysafe Group PLC (a)	678,118	3,537
Visa, Inc. Class A	628,164	46,591
		74,947
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV (a)	29,600	2,319
Skyworks Solutions, Inc.	71,600	4,531
		6,850
Software - 6.1%
Adobe Systems, Inc. (a)	113,500	10,872
Electronic Arts, Inc. (a)	62,000	4,697
Micro Focus International PLC	75,465	1,628
Microsoft Corp.	477,900	24,454
RealPage, Inc. (a)	20,000	447
Salesforce.com, Inc. (a)	461,170	36,622
SAP AG sponsored ADR	42,500	3,188
ServiceNow, Inc. (a)	20,000	1,328
Tableau Software, Inc. (a)	28,500	1,394
Workday, Inc. Class A (a)	29,816	2,226
		86,856
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	484,675	46,335

TOTAL INFORMATION TECHNOLOGY		374,001

MATERIALS - 5.7%
Chemicals - 3.1%
Albemarle Corp. U.S.	26,500	2,102
CF Industries Holdings, Inc.	304,800	7,346
Monsanto Co.	129,100	13,350
The Dow Chemical Co.	157,300	7,819
W.R. Grace & Co.	170,540	12,485
Westlake Chemical Corp.	40,000	1,717
		44,819
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,500	1,248
Containers & Packaging - 0.4%
Ball Corp.	67,100	4,851
Metals & Mining - 2.1%
Antofagasta PLC	277,000	1,732
Randgold Resources Ltd. sponsored ADR	88,100	9,871
Tahoe Resources, Inc. (b)	943,200	14,127
Vale SA sponsored ADR (b)	824,500	4,172
		29,902

TOTAL MATERIALS		80,820

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	262,200	11,345
TOTAL COMMON STOCKS
(Cost $1,116,041)		1,397,682

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Internet & Catalog Retail - 0.2%
The Honest Co., Inc. Series D (c)	87,422	3,424
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 1.0%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	288,144	14,053
Software - 0.0%
Cloudflare, Inc. Series D (a)(c)	56,846	324

TOTAL INFORMATION TECHNOLOGY		14,377

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,824)		17,801

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.43% (d)	18,244,250	18,244
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	13,960,599	13,961
TOTAL MONEY MARKET FUNDS
(Cost $32,205)		32,205
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,157,070)		1,447,688
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,810)
NET ASSETS - 100%		$1,431,878

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,801,000 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$41
Fidelity Securities Lending Cash Central Fund	357
Total	$398

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$298,851	$281,936	$13,491	$3,424
Consumer Staples	139,898	136,552	3,346	--
Energy	50,672	50,672	--	--
Financials	81,262	81,262	--	--
Health Care	235,271	233,245	2,026	--
Industrials	128,986	128,128	858	--
Information Technology	388,378	368,836	5,165	14,377
Materials	80,820	79,088	1,732	--
Telecommunication Services	11,345	11,345	--	--
Money Market Funds	32,205	32,205	--	--
Total Investments in Securities:	$1,447,688	$1,403,269	$26,618	$17,801

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$15,785
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$18,453
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(652)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$17,801
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(652)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Ireland	3.5%
Singapore	1.3%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,764) — See accompanying schedule: Unaffiliated issuers (cost $1,124,865)	$1,415,483
Fidelity Central Funds (cost $32,205)	32,205
Total Investments (cost $1,157,070)		$1,447,688
Receivable for investments sold		22,247
Receivable for fund shares sold		306
Dividends receivable		1,451
Distributions receivable from Fidelity Central Funds		40
Other receivables		34
Total assets		1,471,766
Liabilities
Payable for investments purchased	$24,109
Payable for fund shares redeemed	868
Accrued management fee	641
Other affiliated payables	247
Other payables and accrued expenses	62
Collateral on securities loaned, at value	13,961
Total liabilities		39,888
Net Assets		$1,431,878
Net Assets consist of:
Paid in capital		$1,116,315
Undistributed net investment income		3,774
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,184
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		290,605
Net Assets, for 17,282 shares outstanding		$1,431,878
Net Asset Value, offering price and redemption price per share ($1,431,878 ÷ 17,282 shares)		$82.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$8,576
Income from Fidelity Central Funds		398
Total income		8,974
Expenses
Management fee
Basic fee	$3,845
Performance adjustment	(73)
Transfer agent fees	1,113
Accounting and security lending fees	223
Custodian fees and expenses	31
Independent trustees' fees and expenses	3
Registration fees	36
Audit	33
Legal	5
Miscellaneous	5
Total expenses before reductions	5,221
Expense reductions	(42)	5,179
Net investment income (loss)		3,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,870
Foreign currency transactions	1
Total net realized gain (loss)		31,871
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,288)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(59,294)
Net gain (loss)		(27,423)
Net increase (decrease) in net assets resulting from operations		$(23,628)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,795	$17,050
Net realized gain (loss)	31,871	66,355
Change in net unrealized appreciation (depreciation)	(59,294)	(7,054)
Net increase (decrease) in net assets resulting from operations	(23,628)	76,351
Distributions to shareholders from net investment income	(660)	(15,431)
Distributions to shareholders from net realized gain	(7,003)	(75,839)
Total distributions	(7,663)	(91,270)
Share transactions
Proceeds from sales of shares	86,751	120,015
Reinvestment of distributions	7,022	83,325
Cost of shares redeemed	(105,771)	(183,141)
Net increase (decrease) in net assets resulting from share transactions	(11,998)	20,199
Total increase (decrease) in net assets	(43,289)	5,280
Net Assets
Beginning of period	1,475,167	1,469,887
End of period	$1,431,878	$1,475,167
Other Information
Undistributed net investment income end of period	$3,774	$639
Shares
Sold	1,069	1,378
Issued in reinvestment of distributions	94	997
Redeemed	(1,312)	(2,105)
Net increase (decrease)	(149)	270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Trend Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$84.63	$85.65	$86.62	$73.56	$66.87	$67.38
Income from Investment Operations
Net investment income (loss)A	.22	1.00B	.80C	.48	.49	(.01)
Net realized and unrealized gain (loss)	(1.56)	3.43	9.85	24.88	11.98	(.50)
Total from investment operations	(1.34)	4.43	10.65	25.36	12.47	(.51)
Distributions from net investment income	(.04)	(.93)	(.76)	(.45)D	(.48)D	–
Distributions from net realized gain	(.40)	(4.52)	(10.86)	(11.85)D	(5.29)D	–
Total distributions	(.44)	(5.45)	(11.62)	(12.30)	(5.78)E	–
Net asset value, end of period	$82.85	$84.63	$85.65	$86.62	$73.56	$66.87
Total ReturnF,G	(1.52)%	5.32%	12.52%	34.92%	18.64%	(.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.77%	.75%	.78%	.89%	.90%
Expenses net of fee waivers, if any	.74%J	.77%	.75%	.78%	.89%	.90%
Expenses net of all reductions	.74%J	.76%	.75%	.78%	.87%	.89%
Net investment income (loss)	.54%J	1.15%B	.91%C	.57%	.65%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$1,432	$1,475	$1,470	$1,399	$1,130	$1,028
Portfolio turnover rateK	133%J	140%	159%	152%	171%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $5.78 per share is comprised of distributions from net investment income of $.482 and distributions from net realized gain of $5.293 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 17,801	Last transaction price	Transaction price	$48.77	Increase
		Market approach	Premium rate	10.0% - 17.1% / 16.5%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 10.9%	Decrease
		Market comparable	EV/Sales multiple	3.1 - 6.6 / 3.4	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$328,020
Gross unrealized depreciation	(47,184)
Net unrealized appreciation (depreciation) on securities	$280,836
Tax cost	$1,166,852

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $932,788 and $960,460, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $357, including $6 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.74%	$1,000.00	$984.80	$3.65
Hypothetical-C		$1,000.00	$1,021.18	$3.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TRE-SANN-0816
1.705631.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016